RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS (Details) - EBP 002 - Employer, common stock - $ / shares	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares (in shares)	133,813	139,690
Market value per share (in USD per share)	$ 45.56	$ 46.66